Note 4 - Compensation Payable	12 Months Ended
Dec. 31, 2014
Compensation Related Costs [Abstract]
Compensation Related Costs, General [Text Block]	NOTE 4 - COMPENSATION PAYABLE Certain members of the management team have deferred payment of their compensation for the benefit of the Company. No formal terms of payment have been established.